Cost of sales (Tables)	12 Months Ended
Dec. 31, 2017
Cost Of Sales
Schedule of cost of sales

This caption is made up as follows:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Beginning balance of goods and finished products, note 8(a)	21,427	22,929	18,951
Beginning balance of work in progress, note 8(a)	107,882	88,349	69,711
Consumption of miscellaneous supplies	232,840	246,033	286,420
Maintenance and third-party services	167,735	172,781	113,042
Depreciation and amortization	109,262	94,726	58,856
Shipping costs	103,928	95,031	106,464
Personnel expenses, note 21(b)	76,523	90,139	67,681
Costs of packaging	32,011	35,924	34,273
Other manufacturing expenses	14,616	19,927	51,637
Ending balance of goods and finished products, note 8(a)	(27,386)	(21,427)	(22,929)
Ending balance of work in progress, note 8(a)	(105,882)	(107,882)	(88,349)

	732,956	736,530	695,757